Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Feb. 23, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Aggregate principal amount		$ 3,586	$ 92	$ 2,429
3.5% Senior Notes Due 2016 [Member]
Subsequent Event [Line Items]
Outstanding principle amount		$ 500
Current coupon rate - fixed		3.50%
Maturity date		2016
Subsequent Event [Member] | 3.5% Senior Notes Due 2016 [Member]
Subsequent Event [Line Items]
Aggregate principal amount	$ 200